Schedule of Investments

September 30, 2019 (unaudited)

Global Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 46.8%

Communication Services - 3.8%
Alphabet, Inc. - Class A (2)	56	68,384
Alphabet, Inc. - Class C (2)	398	485,162
AMC Entertainment Holdings, Inc.	91	974
AT&T, Inc.	5,482	207,439
Bandwidth, Inc. (2)	1	65
Beasley Broadcast Group, Inc.	5	16
Cable One, Inc.	20	25,094
Cincinnati Bell, Inc. (2)	29	147
Comcast Corp. - Class A	3,975	179,193
Consolidated Communications Holdings, Inc.	206	981
Cumulus Media, Inc. (2)	165	2,399
Facebook, Inc. (2)	1,675	298,284
Fluent, Inc. (2)	88	241
Frontier Communications Corp. (2)	501	434
Gannett Co., Inc.	190	2,041
IDT Corp. (2)	50	527
Lee Enterprises, Inc. (2)	908	1,852
Liberty Latin America, Ltd. - Class A (2)	272	4,643
Liberty TripAdvisor Holdings, Inc. (2)	921	8,667
Marcus Corp./The	315	11,658
National CineMedia, Inc.	546	4,477
Nexstar Media Group, Inc.	8	818
TechTarget, Inc. (2)	11	248
TEGNA, Inc.	734	11,399
Telephone & Data Systems, Inc.	809	20,872
T-Mobile US, Inc. (2)	2,546	200,548
United States Cellular Corp. (2)	152	5,712
Verizon Communications, Inc.	5,874	354,555
Viacom, Inc.	2,051	49,286
Walt Disney Co./The	304	39,617

		1,985,733

Consumer Discretionary - 5.9%
Aaron's, Inc.	240	15,422
Amazon.com, Inc. (2)	299	519,037
American Eagle Outfitters, Inc.	68	1,103
American Public Education, Inc. (2)	35	782
Aramark	116	5,055
Ascena Retail Group, Inc. (2)	767	203
AutoZone, Inc. (2)	22	23,862
Barnes & Noble Education, Inc. (2)	419	1,307
Bassett Furniture Industries, Inc.	254	3,886
Bed Bath & Beyond, Inc.	1	11
Best Buy Co., Inc.	498	34,357
Big Lots, Inc.	22	539
Biglari Holdings, Inc. - Class B (2)	11	1,199
Bloomin' Brands, Inc.	196	3,710
Brinker International, Inc.	27	1,152
Career Education Corp. (2)	272	4,322
Cavco Industries, Inc. (2)	2	384
Chipotle Mexican Grill, Inc. (2)	33	27,736
Citi Trends, Inc.	211	3,861
Clarus Corp.	274	3,213
Collectors Universe, Inc.	4	114
Core-Mark Holding Co., Inc.	89	2,858
Dana, Inc.	324	4,679
Darden Restaurants, Inc.	216	25,536
Deckers Outdoor Corp. (2)	63	9,284
Denny's Corp. (2)	169	3,847
Dine Brands Global, Inc.	141	10,696
Dollar General Corp.	462	73,430
eBay, Inc.	2,512	97,918

Ethan Allen Interiors, Inc.	22	420
Everi Holdings, Inc. (2)	657	5,558
Extended Stay America, Inc.	491	7,188
Fox Factory Holding Corp. (2)	75	4,668
Funko, Inc. (2)	71	1,461
GameStop Corp.	500	2,760
Garmin, Ltd.	286	24,221
General Motors Co.	3,652	136,877
Gentex Corp.	457	12,584
Helen of Troy, Ltd. (2)	27	4,257
Home Depot, Inc./The	885	205,338
Hooker Furniture Corp.	115	2,466
Hudson, Ltd. (2)	53	650
J Alexander's Holdings, Inc. (2)	444	5,204
J. Jill, Inc.	214	407
Johnson Outdoors, Inc.	5	293
KB Home	30	1,020
Kirkland's, Inc. (2)	542	835
LCI Industries	20	1,837
Lear Corp.	261	30,772
Lululemon Athletica, Inc. (2)	327	62,957
M/I Homes, Inc. (2)	219	8,245
Macy's, Inc.	221	3,434
Malibu Boats, Inc. (2)	164	5,032
MasterCraft Boat Holdings, Inc. (2)	144	2,149
McDonald's Corp.	1,054	226,304
MDC Holdings, Inc.	220	9,482
Meritage Homes Corp. (2)	206	14,492
Michaels Cos., Inc./The (2)	114	1,116
Murphy USA, Inc. (2)	47	4,009
NIKE, Inc. - Class B	1,387	130,267
Norwegian Cruise Line Holdings, Ltd. (2)	43	2,226
NVR, Inc. (2)	3	11,152
Office Depot, Inc.	705	1,237
Polaris, Inc.	11	968
Pool Corp.	23	4,639
PulteGroup, Inc.	553	20,212
Ralph Lauren Corp.	255	24,345
RCI Hospitality Holdings, Inc.	12	248
Rent-A-Center, Inc./TX	5	129
RH (2)	6	1,025
Ross Stores, Inc.	1,957	214,976
SeaWorld Entertainment, Inc. (2)	282	7,422
Sportsman's Warehouse Holdings, Inc. (2)	91	471
Starbucks Corp.	3,003	265,525
Stoneridge, Inc. (2)	39	1,208
Superior Industries International, Inc.	178	514
Tailored Brands, Inc.	153	673
Target Corp.	1,507	161,113
Taylor Morrison Home Corp. (2)	636	16,498
Tilly's, Inc.	112	1,057
TJX Cos., Inc./The	4,260	237,452
Toll Brothers, Inc.	377	15,476
Town Sports International Holdings, Inc. (2)	378	620
Tupperware Brands Corp.	360	5,713
Twin River Worldwide Holdings, Inc.	19	434
Ulta Beauty, Inc. (2)	82	20,553
Vera Bradley, Inc. (2)	159	1,606
Whirlpool Corp.	107	16,945
Williams-Sonoma, Inc.	78	5,302
Winnebago Industries, Inc.	71	2,723
Wyndham Destinations, Inc.	374	17,211
Yum! Brands, Inc.	1,855	210,413

		3,065,892

Consumer Staples - 2.9%
Bunge, Ltd.	383	21,685
Casey's General Stores, Inc.	81	13,054
Coca-Cola Consolidated, Inc.	6	1,823
Costco Wholesale Corp.	318	91,619
Flowers Foods, Inc.	224	5,181
General Mills, Inc.	2,581	142,265
Hershey Co./The	874	135,461

Kimberly-Clark Corp.	393	55,826
Kroger Co./The	746	19,232
Lifevantage Corp. (2)	75	1,028
Molson Coors Brewing Co.	1,010	58,075
Mondelez International, Inc.	3,700	204,684
PepsiCo, Inc.	2,435	333,839
Performance Food Group Co. (2)	37	1,702
Pilgrim's Pride Corp. (2)	9	288
Procter & Gamble Co./The	890	110,698
Simply Good Foods Co./The (2)	150	4,349
SpartanNash Co.	209	2,472
Sysco Corp.	501	39,779
Tyson Foods, Inc.	725	62,452
Walmart, Inc.	1,862	220,982

		1,526,494

Energy - 2.1%
Amplify Energy Corp.	367	2,264
Arch Coal, Inc. - Class A	92	6,826
Ardmore Shipping Corp. (2)	22	147
Baker Hughes a GE Co.	1,396	32,387
Berry Petroleum Corp.	162	1,516
Bonanza Creek Energy, Inc. (2)	38	851
Brigham Minerals, Inc.	391	7,781
C&J Energy Services, Inc.	207	2,221
Cactus, Inc. (2)	687	19,882
Chevron Corp.	1,684	199,722
ConocoPhillips	3,644	207,635
Contura Energy, Inc. (2)	87	2,433
CVR Energy, Inc.	245	10,787
Delek US Holdings, Inc.	302	10,963
Devon Energy Corp.	306	7,362
DHT Holdings, Inc.	180	1,107
Dorian LPG, Ltd. (2)	259	2,683
Dril-Quip, Inc. (2)	24	1,204
Earthstone Energy, Inc. (2)	156	507
Era Group, Inc. (2)	59	623
Evolution Petroleum Corp.	154	899
Exxon Mobil Corp.	2,781	196,366
Gulfport Energy Corp. (2)	143	388
Hallador Energy Co.	293	1,061
HollyFrontier Corp.	174	9,333
Keane Group, Inc. (2)	189	1,145
Liberty Oilfield Services, Inc.	90	975
Mammoth Energy Services, Inc.	282	699
Marathon Petroleum Corp.	851	51,698
Matrix Service Co. (2)	230	3,942
Nine Energy Service, Inc. (2)	79	487
ONEOK, Inc.	399	29,402
Pacific Ethanol, Inc. (2)	350	197
Par Pacific Holdings, Inc. (2)	487	11,133
PBF Energy, Inc.	277	7,532
Peabody Energy Corp.	602	8,861
Phillips 66	2,112	216,269
ProPetro Holding Corp. (2)	437	3,972
Renewable Energy Group, Inc. (2)	439	6,587
Rosehill Resources, Inc. (2)	79	154
SRC Energy, Inc. (2)	745	3,472
Superior Energy Services, Inc. (2)	177	23
Talos Energy, Inc. (2)	206	4,188
W&T Offshore, Inc. (2)	816	3,566
Westmoreland Coal Co. (2)	539	6
World Fuel Services Corp.	289	11,543

		1,092,799

Financials - 5.9%
AG Mortgage Investment Trust, Inc.	25	379
Ally Financial, Inc.	2,797	92,749
American Express Co.	1,040	123,011
Artisan Partners Asset Management, Inc.	331	9,347
Bancorp, Inc./The (2)	477	4,722
BancorpSouth Bank	117	3,464

Bank of America Corp.	6,592	192,289
BankFinancial Corp.	25	298
BankUnited, Inc.	648	21,786
BCB Bancorp, Inc.	127	1,631
Berkshire Hathaway, Inc. - Class B (2)	2,177	452,860
Bridgewater Bancshares, Inc. (2)	50	597
Cannae Holdings, Inc. (2)	168	4,615
Cincinnati Financial Corp.	519	60,552
CIT Group, Inc.	452	20,480
Citigroup, Inc.	2,758	190,523
Citizens Financial Group, Inc.	94	3,325
Discover Financial Services	415	33,652
DNB Financial Corp.	20	890
Elevate Credit, Inc. (2)	291	1,225
Ellington Financial, Inc.	809	14,619
Employers Holdings, Inc.	100	4,358
Essent Group, Ltd.	752	35,848
Farmers National Banc Corp.	5	72
Fidelity National Financial, Inc.	1,100	48,851
Fifth Third Bancorp	5,800	158,804
First American Financial Corp.	591	34,875
First BanCorp/Puerto Rico	1,196	11,936
First Horizon National Corp.	2,318	37,552
Great Ajax Corp.	300	4,650
Hallmark Financial Services, Inc. (2)	40	765
Heritage Insurance Holdings, Inc.	140	2,093
Hilltop Holdings, Inc.	823	19,661
IBERIABANK Corp.	453	34,220
Independent Bank Corp./MI	129	2,750
JPMorgan Chase & Co.	2,560	301,286
Ladder Capital Corp.	1,006	17,374
Ladenburg Thalmann Financial Services, Inc.	543	1,287
M&T Bank Corp.	870	137,434
Medley Management, Inc.	106	371
MGIC Investment Corp.	1,974	24,833
MSCI, Inc.	247	53,784
NewStar Financial Contingent Value Rights (2)(6)	34	0
Nicolet Bankshares, Inc. (2)	46	3,062
NMI Holdings, Inc. (2)	464	12,185
Northeast Bank	45	998
Northrim BanCorp, Inc.	150	5,951
OFG Bancorp	403	8,826
Old Republic International Corp.	1,511	35,614
OneMain Holdings, Inc.	298	10,931
Oppenheimer Holdings, Inc.	583	17,525
PennyMac Financial Services, Inc. (2)	124	3,767
PennyMac Mortgage Investment Trust	530	11,782
Piper Jaffray Cos.	110	8,303
PNC Financial Services Group, Inc./The	1,532	214,725
Popular, Inc.	1,241	67,113
Prudential Financial, Inc.	2,343	210,753
Pzena Investment Management, Inc.	358	3,193
Radian Group, Inc.	1,446	33,027
Safety Insurance Group, Inc.	139	14,085
Sandy Spring Bancorp, Inc.	324	10,922
Santander Consumer USA Holdings, Inc.	476	12,143
Silvercrest Asset Management Group, Inc.	80	984
Simmons First National Corp.	45	1,121
Stewart Information Services Corp.	362	14,042
Synchrony Financial	2,925	99,713
Univest Financial Corp.	102	2,602
US Bancorp	1,122	62,091
Walker & Dunlop, Inc.	225	12,584
Wins Finance Holdings, Inc. (2)	37	404

		3,044,264

Healthcare - 8.7%
Abbott Laboratories	947	79,235
AbbVie, Inc.	1,210	91,621
ACADIA Pharmaceuticals, Inc. (2)	139	5,003
Accuray, Inc. (2)	654	1,812
Acer Therapeutics, Inc. (2)	114	364
Achillion Pharmaceuticals, Inc. (2)	438	1,577

Aclaris Therapeutics, Inc. (2)	72	78
Acorda Therapeutics, Inc. (2)	39	112
Aduro Biotech, Inc. (2)	54	57
Adverum Biotechnologies, Inc. (2)	50	273
Affimed NV (2)	393	1,155
Agilent Technologies, Inc.	723	55,403
Aldeyra Therapeutics, Inc. (2)	231	1,217
Alexion Pharmaceuticals, Inc. (2)	532	52,104
Alkermes PLC (2)	149	2,907
Allakos, Inc. (2)	1	79
Allergan PLC	989	166,439
AmerisourceBergen Corp.	473	38,942
Amgen, Inc.	1,164	225,246
Amneal Pharmaceuticals, Inc. (2)	752	2,181
Amphastar Pharmaceuticals, Inc. (2)	22	436
AngioDynamics, Inc. (2)	449	8,271
Anika Therapeutics, Inc. (2)	47	2,580
Arcus Biosciences, Inc. (2)	75	683
Ardelyx, Inc. (2)	106	498
Arena Pharmaceuticals, Inc. (2)	150	6,866
ArQule, Inc. (2)	263	1,886
Arrowhead Pharmaceuticals, Inc. (2)	131	3,692
Assertio Therapeutics, Inc. (2)	567	726
Avantor, Inc. (2)	733	10,775
Avid Bioservices, Inc. (2)	224	1,187
Axsome Therapeutics, Inc. (2)	30	607
Baxter International, Inc.	2,474	216,401
Biogen, Inc. (2)	880	204,882
Bio-Rad Laboratories, Inc. (2)	3	998
BioSpecifics Technologies Corp. (2)	132	7,065
Bioxcel Therapeutics, Inc. (2)	15	106
Bruker Corp.	109	4,788
Cardinal Health, Inc.	444	20,952
CareDx, Inc. (2)	71	1,605
CASI Pharmaceuticals, Inc. (2)	103	344
Catalent, Inc. (2)	700	33,362
Catalyst Pharmaceuticals, Inc. (2)	104	552
Celcuity, Inc. (2)	1	17
Celgene Corp. (2)	2,417	240,008
CEL-SCI Corp. (2)	3	27
Cerecor, Inc. (2)	71	234
Cerner Corp.	1,507	102,732
Chemed Corp.	60	25,054
Chiasma, Inc. (2)	274	1,356
Chimerix, Inc. (2)	549	1,290
Collegium Pharmaceutical, Inc. (2)	201	2,307
Computer Programs & Systems, Inc.	119	2,691
Concert Pharmaceuticals, Inc. (2)	5	29
Conformis, Inc. (2)	128	238
CONMED Corp.	68	6,538
Corium International Contingent Value Rights (2)(6)	22	0
Cutera, Inc. (2)	15	438
Cytokinetics, Inc. (2)	50	569
Danaher Corp.	1,294	186,892
DENTSPLY SIRONA, Inc.	189	10,076
Dova Pharmaceuticals, Inc. (2)	9	252
Elanco Animal Health, Inc. Contingent Value Rights (2)(6)	99	0
Eli Lilly & Co.	1,217	136,097
Emergent BioSolutions, Inc. (2)	23	1,202
Endo International PLC (2)	1,121	3,598
Exact Sciences Corp. (2)	277	25,032
Exelixis, Inc. (2)	869	15,368
Fate Therapeutics, Inc. (2)	1	16
Genomic Health, Inc. (2)	37	2,509
Gilead Sciences, Inc.	3,021	191,471
Globus Medical, Inc. (2)	27	1,380
Haemonetics Corp. (2)	75	9,461
Harvard Bioscience, Inc. (2)	26	80
HealthStream, Inc. (2)	207	5,359
Hill-Rom Holdings, Inc.	497	52,299
HMS Holdings Corp. (2)	55	1,896
Horizon Therapeutics Plc (2)	226	6,154
Humana, Inc.	204	52,157
IDEXX Laboratories, Inc. (2)	118	32,088

ImmunoGen, Inc. (2)	75	182
Incyte Corp. (2)	447	33,181
Insulet Corp. (2)	50	8,247
Integer Holdings Corp. (2)	107	8,085
Intersect ENT, Inc. (2)	10	170
Invitae Corp. (2)	385	7,419
Iovance Biotherapeutics, Inc. (2)	158	2,876
IQVIA Holdings, Inc. (2)	283	42,275
Jazz Pharmaceuticals PLC (2)	44	5,638
Johnson & Johnson	2,351	304,172
Jounce Therapeutics, Inc. (2)	467	1,555
Kadmon Holdings, Inc. (2)	88	222
Kindred Biosciences, Inc. (2)	21	144
Krystal Biotech, Inc. (2)	8	278
Kura Oncology, Inc. (2)	67	1,016
Lantheus Holdings, Inc. (2)	10	251
Mallinckrodt PLC (2)	740	1,783
Marinus Pharmaceuticals, Inc. (2)	7	11
Masimo Corp. (2)	129	19,194
McKesson Corp.	337	46,054
Medicines Co./The (2)	105	5,250
Medtronic PLC	2,723	295,772
MEI Pharma, Inc. (2)	76	128
MeiraGTx Holdings plc (2)	79	1,260
Merck & Co., Inc.	3,435	289,158
Minerva Neurosciences, Inc. (2)	246	1,907
Mirati Therapeutics, Inc. (2)	13	1,013
Misonix, Inc. (2)	39	784
Molecular Templates, Inc. (2)	54	356
Morphic Holding, Inc. (2)	11	199
Myriad Genetics, Inc. (2)	29	830
Natera, Inc. (2)	172	5,642
Natus Medical, Inc. (2)	105	3,343
Neurocrine Biosciences, Inc. (2)	83	7,479
NextGen Healthcare, Inc. (2)	22	345
Novocure, Ltd. (2)	14	1,047
Odonate Therapeutics, Inc. (2)	36	937
Oncternal Therapeutics, Inc. (2)	88	440
Osmotica Pharmaceuticals PLC (2)	78	300
Pacira BioSciences, Inc. (2)	5	190
Palatin Technologies, Inc. (2)	1,366	1,241
Perrigo Co. PLC	231	12,911
Pfenex, Inc. (2)	75	633
Pfizer, Inc.	7,984	286,865
Phibro Animal Health Corp.	309	6,591
Pieris Pharmaceuticals, Inc. (2)	568	1,937
PRA Health Sciences, Inc. (2)	32	3,175
Principia Biopharma, Inc. (2)	83	2,344
Protagonist Therapeutics, Inc. (2)	91	1,093
Prothena Corp. PLC (2)	129	1,011
PTC Therapeutics, Inc. (2)	7	237
Ra Pharmaceuticals, Inc. (2)	129	3,051
Recro Pharma, Inc. (2)	252	2,792
Repligen Corp. (2)	148	11,350
ResMed, Inc.	172	23,239
Retrophin, Inc. (2)	57	661
Rigel Pharmaceuticals, Inc. (2)	372	696
Rocket Pharmaceuticals, Inc. (2)	147	1,713
RTI Surgical Holdings, Inc. (2)	374	1,066
Seattle Genetics, Inc. (2)	28	2,391
SIGA Technologies, Inc. (2)	264	1,352
STERIS PLC	264	38,145
Stryker Corp.	604	130,645
Synlogic, Inc. (2)	32	73
Tandem Diabetes Care, Inc. (2)	16	944
Triple-S Management Corp. (2)	23	308
United Therapeutics Corp. (2)	85	6,779
Universal Health Services, Inc.	169	25,139
Vanda Pharmaceuticals, Inc. (2)	137	1,819
Varex Imaging Corp. (2)	44	1,256
Veeva Systems, Inc. (2)	170	25,957
Vericel Corp. (2)	217	3,285
Vertex Pharmaceuticals, Inc. (2)	1,015	171,961
Voyager Therapeutics, Inc. (2)	144	2,478

West Pharmaceutical Services, Inc.	42	5,956
Zimmer Biomet Holdings, Inc.	863	118,464
Zoetis, Inc.	988	123,095
Zynerba Pharmaceuticals, Inc. (2)	22	166

		4,493,934

Industrials - 3.1%
AGCO Corp.	179	13,550
Allison Transmission Holdings, Inc.	1,227	57,730
Armstrong World Industries, Inc.	235	22,725
Atkore International Group, Inc. (2)	302	9,166
Barrett Business Services, Inc.	10	888
BMC Stock Holdings, Inc. (2)	335	8,770
Builders FirstSource, Inc. (2)	548	11,275
Cintas Corp.	153	41,019
Comfort Systems USA, Inc.	251	11,102
Commercial Vehicle Group, Inc. (2)	455	3,281
Construction Partners, Inc. (2)	6	93
Copart, Inc. (2)	586	47,073
CoStar Group, Inc. (2)	19	11,271
CSW Industrials, Inc.	89	6,144
Cummins, Inc.	1,166	189,673
EMCOR Group, Inc.	462	39,787
Encore Wire Corp.	37	2,082
Foundation Building Materials, Inc. (2)	210	3,253
Generac Holdings, Inc. (2)	189	14,806
GMS, Inc. (2)	142	4,078
Great Lakes Dredge & Dock Corp. (2)	215	2,247
HEICO Corp.	85	10,615
Hubbell, Inc.	265	34,821
Hurco Cos., Inc.	102	3,281
Ingersoll-Rand PLC	41	5,052
Jacobs Engineering Group, Inc.	576	52,704
Kansas City Southern	246	32,720
Kelly Services, Inc.	138	3,342
Kimball International, Inc.	364	7,025
Knoll, Inc.	292	7,402
Landstar System, Inc.	194	21,841
LB Foster Co. (2)	43	932
LSC Communications, Inc.	522	720
LSI Industries, Inc.	108	564
ManpowerGroup, Inc.	362	30,495
Masco Corp.	152	6,335
Matson, Inc.	332	12,453
Meritor, Inc. (2)	66	1,221
Mesa Air Group, Inc. (2)	234	1,578
Miller Industries, Inc./TN	172	5,728
Moog, Inc.	4	324
Mueller Water Products, Inc.	302	3,394
Norfolk Southern Corp.	1,151	206,789
Oshkosh Corp.	390	29,562
PACCAR, Inc.	617	43,196
Park-Ohio Holdings Corp.	70	2,090
Patrick Industries, Inc. (2)	167	7,161
Powell Industries, Inc.	28	1,096
Quanex Building Products Corp.	292	5,279
Quanta Services, Inc.	852	32,206
Radiant Logistics, Inc. (2)	354	1,830
RR Donnelley & Sons Co.	520	1,960
Rush Enterprises, Inc.	159	6,134
Safe Bulkers, Inc. (2)	239	418
Southwest Airlines Co.	2,508	135,457
Steelcase, Inc.	177	3,257
Sterling Construction Co., Inc. (2)	12	158
Timken Co./The	276	12,009
Titan Machinery, Inc. (2)	66	946
Triton International, Ltd./Bermuda	565	19,120
TrueBlue, Inc. (2)	172	3,629
UniFirst Corp./MA	48	9,366
Union Pacific Corp.	1,589	257,386
Universal Forest Products, Inc.	85	3,390
Universal Logistics Holdings, Inc.	97	2,258
Valmont Industries, Inc.	47	6,507

Vectrus, Inc. (2)	93	3,780
Wabash National Corp.	839	12,174
Waste Management, Inc.	448	51,520
Willis Lease Finance Corp. (2)	13	720

		1,601,958

Information Technology - 10.8%
Adobe, Inc. (2)	215	59,394
Advanced Energy Industries, Inc. (2)	120	6,889
Amkor Technology, Inc. (2)	1,086	9,883
Apple, Inc.	3,693	827,121
Applied Materials, Inc.	4,263	212,724
Aspen Technology, Inc. (2)	202	24,862
AstroNova, Inc.	108	1,746
Avaya Holdings Corp. (2)	432	4,419
Avnet, Inc.	866	38,524
Benchmark Electronics, Inc.	718	20,865
Booz Allen Hamilton Holding Corp.	299	21,235
Broadcom, Inc.	565	155,980
Cadence Design Systems, Inc. (2)	784	51,807
Cambium Networks Corp. (2)	27	262
CDW Corp./DE	221	27,236
ChannelAdvisor Corp. (2)	25	233
Ciena Corp. (2)	558	21,890
Cirrus Logic, Inc. (2)	85	4,554
Cisco Systems, Inc.	6,732	332,628
Cision, Ltd. (2)	711	5,468
Citrix Systems, Inc.	87	8,397
Coda Octopus Group, Inc. (2)	22	181
Comtech Telecommunications Corp.	238	7,735
Dell Technologies, Inc. - Class C (2)	547	28,367
Digi International, Inc. (2)	342	4,658
Dolby Laboratories, Inc.	281	18,164
DXC Technology Co.	1,045	30,828
Dynatrace, Inc. (2)	578	10,791
EchoStar Corp. (2)	88	3,487
Enphase Energy, Inc. (2)	87	1,934
ePlus, Inc. (2)	23	1,750
EVERTEC, Inc.	40	1,249
Extreme Networks, Inc. (2)	110	800
F5 Networks, Inc. (2)	28	3,932
Fabrinet (2)	1	52
Fair Isaac Corp. (2)	52	15,783
Fortinet, Inc. (2)	60	4,606
Hackett Group, Inc./The	15	247
Hewlett Packard Enterprise Co.	163	2,473
HP, Inc.	2,570	48,624
Information Services Group, Inc. (2)	45	112
Insight Enterprises, Inc. (2)	180	10,024
Intel Corp.	4,444	228,999
International Business Machines Corp.	393	57,150
Intuit, Inc.	884	235,091
Itron, Inc. (2)	80	5,917
j2 Global, Inc.	274	24,885
Jabil, Inc.	611	21,855
Juniper Networks, Inc.	2,009	49,723
KEMET Corp.	34	618
KLA Corp.	657	104,759
Lam Research Corp.	616	142,364
Lattice Semiconductor Corp. (2)	37	677
LogMeIn, Inc.	374	26,539
Majesco (2)	43	363
Manhattan Associates, Inc. (2)	77	6,212
Mastercard, Inc.	1,358	368,792
Maxim Integrated Products, Inc.	323	18,705
MAXIMUS, Inc.	67	5,176
Micron Technology, Inc. (2)	5,103	218,664
Microsoft Corp.	6,690	930,111
MicroStrategy, Inc. (2)	8	1,187
MobileIron, Inc. (2)	154	1,008
Model N, Inc. (2)	81	2,249
Motorola Solutions, Inc.	404	68,846
MTS Systems Corp.	129	7,127

Napco Security Technologies, Inc. (2)	3	77
National Instruments Corp.	8	336
Nuance Communications, Inc. (2)	1,543	25,166
Oracle Corp.	4,012	220,780
PC Connection, Inc.	121	4,707
Perspecta, Inc.	226	5,903
Progress Software Corp.	458	17,431
QUALCOMM, Inc.	2,335	178,114
Sanmina Corp. (2)	229	7,353
SMART Global Holdings, Inc. (2)	168	4,281
SPS Commerce, Inc. (2)	36	1,695
SS&C Technologies Holdings, Inc.	381	19,648
Symantec Corp.	1,501	35,469
Synopsys, Inc. (2)	745	102,251
Tech Data Corp. (2)	202	21,056
Telenav, Inc. (2)	311	1,487
Teradyne, Inc.	361	20,906
TESSCO Technologies, Inc.	90	1,293
Texas Instruments, Inc.	2,194	283,553
Unisys Corp. (2)	494	3,670
Universal Display Corp.	78	13,096
Viavi Solutions, Inc. (2)	1,714	24,005
Workiva, Inc. (2)	160	7,013
Xerox Holdings Corp.	1,179	35,264

		5,593,485

Materials - 1.0%
Air Products & Chemicals, Inc.	451	100,059
AK Steel Holding Corp. (2)	277	629
Avery Dennison Corp.	73	8,291
CF Industries Holdings, Inc.	190	9,348
Eastman Chemical Co.	893	65,930
Huntsman Corp.	601	13,979
Innophos Holdings, Inc.	32	1,039
Innospec, Inc.	46	4,100
Kaiser Aluminum Corp.	3	297
Kraton Corp. (2)	71	2,293
LyondellBasell Industries NV	2,211	197,818
Materion Corp.	71	4,357
Nucor Corp.	154	7,840
Olympic Steel, Inc.	154	2,218
Owens-Illinois, Inc.	55	565
PPG Industries, Inc.	132	15,643
Rayonier Advanced Materials, Inc.	19	82
Reliance Steel & Aluminum Co.	305	30,396
Royal Gold, Inc.	20	2,464
Ryerson Holding Corp. (2)	480	4,094
Schnitzer Steel Industries, Inc.	112	2,314
Stepan Co.	13	1,262
Tredegar Corp.	153	2,987
Trinseo SA	3	129
Valvoline, Inc.	544	11,984
Vulcan Materials Co.	18	2,722
Warrior Met Coal, Inc.	343	6,695
Westrock Co.	394	14,361

		513,896

Real Estate Investment Trust - 2.0%
American Homes 4 Rent	919	23,793
American Tower Corp.	695	153,685
Apple Hospitality REIT, Inc.	1,908	31,635
Ashford Hospitality Trust, Inc.	446	1,476
AvalonBay Communities, Inc.	135	29,070
CatchMark Timber Trust, Inc.	588	6,274
CBL & Associates Properties, Inc.	890	1,148
CorEnergy Infrastructure Trust, Inc.	132	6,233
CorePoint Lodging, Inc.	326	3,296
CubeSmart	1,303	45,475
Essex Property Trust, Inc.	594	194,030
Farmland Partners, Inc.	8	53
Gaming and Leisure Properties, Inc.	450	17,208
GEO Group, Inc./The	416	7,213

Gladstone Commercial Corp.		267	6,275
Highwoods Properties, Inc.		782	35,143
Hudson Pacific Properties, Inc.		658	22,017
Industrial Logistics Properties Trust		400	8,500
Kilroy Realty Corp.		250	19,473
Lamar Advertising Co.		535	43,833
Lexington Realty Trust		513	5,258
Maui Land & Pineapple Co., Inc. (2)		17	185
National Storage Affiliates Trust		327	10,912
NexPoint Residential Trust, Inc.		57	2,665
Office Properties Income Trust		191	5,852
Pennsylvania Real Estate Investment Trust		245	1,401
PS Business Parks, Inc.		163	29,658
Public Storage		55	13,490
RAIT Financial Trust (2)		287	14
Realogy Holdings Corp.		167	1,116
Service Properties Trust		1,455	37,524
Simon Property Group, Inc.		1,393	216,820
Spirit MTA REIT		385	3,249
Summit Hotel Properties, Inc.		380	4,408
Tanger Factory Outlet Centers, Inc.		919	14,226
Trinity Place Holdings, Inc. (2)		331	1,324
Urstadt Biddle Properties, Inc.		428	10,144
Xenia Hotels & Resorts, Inc.		1,313	27,731

			1,041,807

Utilities - 0.6%
American States Water Co.		1	90
American Water Works Co., Inc.		1,584	196,780
Atlantic Power Corp. (2)		432	1,011
Consolidated Water Co., Ltd.		144	2,375
Evergy, Inc.		139	9,252
NorthWestern Corp.		45	3,377
Portland General Electric Co.		904	50,958
SJW Group		76	5,190
Spark Energy, Inc.		31	327
UGI Corp.		585	29,408
Unitil Corp.		129	8,186

			306,954

Total Common Stocks	(Cost	$21,434,390)	24,267,216

Registered Investment Companies - 14.4%

American Beacon SiM High Yield Opportunities Fund - Class I		16,007	151,590
Baird Core Plus Bond Fund - Class I		22,983	266,376
Dodge & Cox Income Fund		20,890	294,345
DoubleLine Total Return Bond Fund - Class I		19,204	206,442
Frost Total Return Bond Fund - Class I		21,783	226,320
Guggenheim Total Return Bond Fund - Class I		7,169	196,783
iShares Core MSCI EAFE ETF (7)		42,298	2,583,139
iShares Core MSCI Emerging Markets ETF (7)		12,312	603,534
iShares Core U.S. Aggregate Bond ETF (7)		5,028	569,019
iShares iBoxx High Yield Corporate Bond ETF (7)		1,068	93,098
iShares JP Morgan USD Emerging Markets Bond ETF (7)		2,056	233,048
Lord Abbett High Yield Fund - Class I		36,489	270,748
Payden Emerging Markets Bond Fund - Class I		11,558	156,270
PGIM Total Return Bond Fund - Class R6		17,255	259,347
PIMCO Investment Grade Credit Bond Fund - Class I		10,041	109,243
Pioneer Bond Fund - Class Y		25,130	246,780
Segall Bryant & Hamill Plus Bond Fund - Class I		20,387	220,793
SPDR Bloomberg Barclays High Yield Bond ETF (7)		1,700	184,858
TCW Emerging Markets Income Fund - Class I		18,593	154,321
Vanguard Intermediate-Term Corporate Bond ETF (7)		608	55,474
Vanguard Total Bond Market ETF (7)		3,724	314,417
Xtrackers USD High Yield Corporate Bond ETF (7)		1,869	93,601

Total Registered Investment Companies	(Cost	$6,921,569)	7,489,546

Money Market Registered Investment Companies - 32.0%

Meeder Institutional Prime Money Market Fund, 2.07% (3)		16,622,840	16,624,502

Total Money Market Registered Investment Companies	(Cost	$16,620,957)	16,624,502

Bank Obligations - 1.4%

First Merchants Bank Deposit Account, 2.25%, 10/1/2019 (4)		247,873	247,873
Metro City Bank Deposit Account, 2.35%, 10/1/2019 (4)		247,959	247,959
Pacific Mercantile Bank Deposit Account, 1.93%, 10/1/2019 (4)		247,846	247,846

Total Bank Obligations	(Cost	$743,678)	743,678

U.S. Government Obligations - 1.5%

U.S. Treasury Note, 2.25%, due 1/31/2024		150,500	154,768
U.S. Treasury Note, 2.625%, due 2/15/2029		77,200	83,554
U.S. Treasury Note, 1.50%, due 8/15/2026		165,200	163,884
U.S. Treasury Note, 2.25%, due 11/15/2025		301,600	312,780
U.S. Treasury Note, 2.125%, due 12/31/2022		56,800	57,770

Total U.S. Government Obligations	(Cost	$746,484)	772,756

Total Investments - 96.1%	(Cost	$46,467,078)	49,897,698

Other Assets less Liabilities - 3.9%			2,017,454

Total Net Assets - 100.0%			51,915,152

Trustee Deferred Compensation (5)

Meeder Balanced Fund		1,701	19,970
Meeder Dynamic Allocation Fund		4,266	47,737
Meeder Muirfield Fund		1,808	13,650
Meeder Conservative Allocation Fund		486	10,925

Total Trustee Deferred Compensation	(Cost	$84,249)	92,282

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	156	12/20/2019	14,807,520	(72,121)
Mini MSCI Emerging Markets Index Futures	79	12/20/2019	3,957,505	(89,872)
Standard & Poors 500 Mini Futures	2	12/20/2019	297,850	(2,938)
E-mini Standard & Poors MidCap 400 Futures	1	12/20/2019	193,800	(3,144)

Total Futures Contracts	238		19,256,675	(168,075)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$48,381,264	$(168,075)
Level 2 - Other Significant Observable Inputs	1,516,434	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$49,897,698	$(168,075)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2019.

(4)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2019. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Global Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Fair valued security deemed as Level 3 security.

(7)	Exchange-traded fund.

(8)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.